American Century Capital Portfolios, Inc.

PROSPECTUS SUPPLEMENT

EQUITY INDEX FUND

Supplement dated March 1, 2001 * Prospectus dated August 1, 2000

As of January 1, 2001, American Century Investment Services, Inc. is the sole distributor of the fund.

The following replaces the sixth paragraph on page 13 of the Investor Class prospectus and on page 11 of the Institutional Class prospectus.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

SH-SPL-23882   0103

American Century Capital Portfolios, Inc.

PROSPECTUS SUPPLEMENT

LARGE CAP VALUE FUND * VALUE FUND  SMALL CAP VALUE FUND * EQUITY INCOME FUND

Supplement dated March 1, 2001 * Prospectus dated August 1, 2000

As of January 1, 2001, American Century Investment Services, Inc. is the sole distributor of the funds.

The following replaces the sixth paragraph on page 20 of the Investor Class prospectus, on page 19 of the Institutional Class prospectus and on page 16 of the Advisor Class prospectus.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

SH-SPL-23878   0103

American Century Capital Portfolios, Inc.
PROSPECTUS SUPPLEMENT

REAL ESTATE FUND

Supplement dated March 1, 2001 * Prospectus dated August 1, 2000

As of January 1, 2001, American Century Investment Services, Inc. is the sole distributor of the fund.

The following replaces the sixth paragraph on page 13 of the Investor Class prospectus and the Institutional Class prospectus and on page 11 of the Advisor
Class prospectus.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

SH-SPL-23895   0103